FINANCIAL INSTRUMENTS - Schedule of Valuation Adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	£ 456	£ 474	£ 423
Credit Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	306	358
Debit Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	(26)	(35)
Funding Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	£ 176	£ 151